Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
REVENUES
Product sales - net	$ 1,041	$ 1,776
Service and repair fees - net	2,709	2,905
Service and repair fees - related parties - net	27	27
Management and other fees - net	3,769	3,329
Management and other fees - related medical practices - net	1,965	1,571
Total Revenues - Net	9,511	9,608
COSTS AND EXPENSES
Costs related to product sales	1,056	1,475
Costs related to service and repair fees	865	813
Costs related to service and repair fees - related parties	9	8
Costs related to management and other fees	2,171	2,185
Costs related to management and other fees - related medical practices	817	819
Research and development	330	329
Selling, general and administrative	2,212	2,043
Provision for bad debts	175	175
Total Costs and Expenses	7,635	7,847
Income From Operations	1,876	1,761
Interest Expense	(76)	(107)
Investment Income	59	62
Other (Expense) Income	(9)	56
Income Before Provision for Income Taxes and Non Controlling Interests	1,850	1,772
Provision for Income Taxes	72
Net Income	1,778	1,772
Net Income - Non Controlling Interests	(326)	(259)
Net Income - Controlling Interests	1,452	1,513
Net Income Available to Common Stockholders	1,355	1,409
Net Income Available to Class A Non-Voting Preferred Stockholders	72	78
Net Income Available to Class C Common Stockholders	$ 25	$ 27
Basic Net Income Per Common Share Available to Common Stockholders	$ 0.23	$ 0.25
Diluted Net Income Per Common Share Available to Common Stockholders	$ 0.22	$ 0.24
Basic and Diluted Income Per Share-Common C	$ 0.06	$ 0.07
Weighted Average Basic Shares Outstanding	5,901,262	5,668,762
Weighted Average Diluted Shares Outstanding	6,028,766	5,796,266
Weighted Average Basic Shares Outstanding - Class C Common	382,513	382,513
Weighted Average Diluted Shares Outstanding - Class C Common	382,513	382,513